RELATED PARTY TRANSACTIONS - Due from related party (Details) - USD ($)	Jun. 30, 2024	Jul. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Due from related parties	$ 4,380
IX Acquisition Services LLC
RELATED PARTY TRANSACTIONS
Due from related parties		$ 2,800	$ 3,500